Borrowings - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
December 31, 2020	$ 47,960
December 31, 2021	30,466
December 31, 2022	54,682
December 31, 2023	99,175
December 31, 2024	16,927
Total	$ 249,210	$ 222,605